Condensed Statement of Cash Flows (USD $)	3 Months Ended	6 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (54,954)	$ (40,203)
Changes in operating assets and liabilities:
Other receivables	(28,137)	(4,912)
Prepayment	(2,983,502)
Due from related party	1,178	(2,849)
Other payables and accrued liabilities	3,749	6,729
Advance from customers	32,805	40,935
Net cash used in operating activities	(3,028,861)	(300)
Cash flows from investing activities:
Deposit for property, plant and equipment	(876,148)	(1,362,408)
Net cash used in investing activities	(876,148)	(1,362,408)
Cash flows from financing activities:
Capital contribution from stockholders		1,629,983
Net cash provided by financing activities	3,859,056	1,639,333
Effect of exchange rate on cash	(5,665)	9,938
Net change in cash	(51,618)	286,563
Cash and cash equivalents, beginning balance	286,563	0
Cash and cash equivalents, ending balance	234,945	286,563
Supplemental cash flows information:
Cash paid for interest	0	0
Cash paid for income tax	0	0
Supplemental disclosure of non-cash investing and financing activities:
Deposit for property, plant and equipment		1,264,409
Shareholders [Member]
Cash flows from financing activities:
Proceeds From Related Party Debt	908,471	9,350
Other Related Parties [Member]
Cash flows from financing activities:
Proceeds From Related Party Debt	974
Employees [Member]
Cash flows from financing activities:
Proceeds From Related Party Debt	$ 2,949,611